Acquisitions and License Agreements (Schedule of Intangible Assets Acquired) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Aug. 14, 2014	Mar. 19, 2014	Oct. 01, 2012
Questcor Pharmaceuticals, Inc.
Intangible Assets Acquired as Part of Business Combination [Line Items]
Intangible assets	$ 5,601.1
Questcor Pharmaceuticals, Inc. | In-process research and development
Intangible Assets Acquired as Part of Business Combination [Line Items]
Indefinite lived intangible assets acquired	218.3
Questcor Pharmaceuticals, Inc. | Completed technology
Intangible Assets Acquired as Part of Business Combination [Line Items]
Amortizable intangible assets acquired	5,343.3
Intangible assets acquired, weighted-average useful life	18 years
Questcor Pharmaceuticals, Inc. | Trademarks
Intangible Assets Acquired as Part of Business Combination [Line Items]
Amortizable intangible assets acquired	5.2
Intangible assets acquired, weighted-average useful life	13 years
Questcor Pharmaceuticals, Inc. | Customer relationships
Intangible Assets Acquired as Part of Business Combination [Line Items]
Amortizable intangible assets acquired	34.3
Intangible assets acquired, weighted-average useful life	12 years
Cadence Pharmaceuticals, Inc.
Intangible Assets Acquired as Part of Business Combination [Line Items]
Intangible assets		1,300.0
Cadence Pharmaceuticals, Inc. | Completed technology
Intangible Assets Acquired as Part of Business Combination [Line Items]
Amortizable intangible assets acquired		1,300.0
Intangible assets acquired, weighted-average useful life		8 years
CNS Therapeutics, Inc.
Intangible Assets Acquired as Part of Business Combination [Line Items]
Intangible assets			91.9
CNS Therapeutics, Inc. | In-process research and development
Intangible Assets Acquired as Part of Business Combination [Line Items]
Indefinite lived intangible assets acquired			18.6
CNS Therapeutics, Inc. | Completed technology
Intangible Assets Acquired as Part of Business Combination [Line Items]
Amortizable intangible assets acquired			73.1
Intangible assets acquired, weighted-average useful life			13 years
CNS Therapeutics, Inc. | Trademarks
Intangible Assets Acquired as Part of Business Combination [Line Items]
Amortizable intangible assets acquired			$ 0.2
Intangible assets acquired, weighted-average useful life			3 years